UNAUDITED INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net (loss) / income	€ (32)	€ 108	€ 147	€ 156
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	79	24	155	89
Income tax on remeasurement on post-employment benefit obligations	(17)	2	(30)	(11)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	(13)	3	(15)	(8)
Income tax on cash flow hedges	3	(1)	4	2
Currency translation differences	31	(1)	42	12
Other comprehensive income	83	27	156	84
Total comprehensive income	51	135	303	240
Attributable to:
Equity holders of Constellium	49	134	299	236
Non-controlling interests	2	1	4	4
Total comprehensive income	€ 51	€ 135	€ 303	€ 240